DESCRIPTION OF PLAN - Narrative (Details) - EBP 005	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period	30 days
Participant contribution, automatic, deferral rate	3.00%
Participant contribution vesting percentage	100.00%
Forfeited nonvested account	$ 461,207	$ 510,286
Forfeited nonvested account, decrease from employer contribution	511,499	350,955
Forfeited nonvested account, decrease from administrative expense	$ 50,864	$ 49,400
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, account, minimum borrowing, amount	$ 1,000
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Participant loan, basis spread on variable rate	1.00%
Note receivable from participant, personal notes, maximum borrowing term	5 years
Note receivable from participant, mortgage notes, maximum borrowing term	15 years
Note receivable from participant, mortgage notes, prior maximum borrowing term	30 years
Employer contribution maximum vesting age | year	59.5
Temporary Domestic Employees
EBP, Description of Plan [Line Items]
Requisite service period	1 year
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, prretax, maximum annual compensation to total compensation, percentage	50.00%
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, prretax, maximum annual compensation to total compensation, percentage	10.00%